Schedule of Investments (unaudited) February 28, 2023	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	$100	$87,854

Arizona — 2.2%
Arizona Industrial Development Authority, RB 5.25%, 07/01/43(b)	150	144,153
Series A, 4.00%, 02/01/50	1,000	898,170

		1,042,323

Arkansas — 2.3%
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,071,637

California — 13.0%
California Community Choice Financing Authority, RB(a)
Series A, 4.00%, 10/01/52	1,500	1,482,885
Series C, 5.25%, 01/01/54	740	770,114
California Public Finance Authority, RB, Series A, 4.00%, 07/15/51	1,000	943,082
California School Finance Authority, RB, 5.00%, 08/01/42(b)	125	125,980
California State Public Works Board, RB, Series D, 4.00%, 05/01/45	1,000	970,505
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	1,500	1,433,769
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.25%, 04/01/57	250	172,129
Series A-2, 3.00%, 02/01/57	350	232,910

		6,131,374

Colorado — 1.8%
Colorado School of Mines, RB, Series A, (AGM), 5.25%, 12/01/47	290	312,262
Denver City & County School District No. 1, GO, Series A, AMT, (SAW), 5.00%, 12/01/42	500	554,896

		867,158

Connecticut — 4.6%
State of Connecticut, GO, Series B, 5.00%, 01/15/42	1,000	1,091,144
University of Connecticut, RB, Series A, AMT, 5.00%, 05/01/39	1,000	1,095,825

		2,186,969

Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(c)	80	73,024

District of Columbia — 2.3%
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/34	1,000	1,100,526

Florida — 5.4%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	891,375
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,000	912,268
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	500	418,674
Series A, 5.00%, 06/15/47	375	352,800

		2,575,117

Security	Par (000)	Value

Georgia — 0.7%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	$325	$331,960

Illinois — 5.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/47	500	474,219
Series A, AMT, 5.00%, 12/01/33	500	513,470
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,227,556
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	350	381,900

		2,597,145

Kentucky — 3.2%
City of Henderson Kentucky, RB, Series SE, AMT, 4.70%, 01/01/52(b)	500	469,715
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,045,556

		1,515,271

Louisiana — 2.6%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	961,775
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(b)	250	251,814

		1,213,589

Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	100	62,987

Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	715	718,654

Massachusetts — 5.5%
Massachusetts Bay Transportation Authority Assessment Revenue, Refunding RB, Series A, 5.00%, 07/01/52	1,500	1,629,079
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	960,246

		2,589,325

Michigan — 2.9%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	930,181
Michigan Finance Authority, RB, 4.00%, 02/15/47	500	453,973

		1,384,154

Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	500	504,526
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	340	368,992

		873,518

Mississippi — 0.2%
Mississippi Business Finance Corp., RB, AMT, 7.75%, 07/15/47(a)	100	100,086

New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022, 4.38%, 09/20/36	744	719,149

New Jersey — 0.3%
Camden County Improvement Authority, RB, 6.00%, 06/15/47	115	120,266

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 14.5%
Battery Park City Authority, RB, 4.00%, 11/01/44	$1,500	$1,452,991
Build NYC Resource Corp., RB
5.75%, 06/01/42(b)	250	252,531
Series A, 5.00%, 07/01/32	245	228,331
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.00%, 11/15/49	1,000	987,224
New York City Housing Development Corp., RB, M/F Housing, Class F-1, 4.75%, 11/01/47	1,000	1,000,103
New York City Municipal Water Finance Authority, RB, Series CC-1, 4.00%, 06/15/52	1,000	941,996
New York Power Authority, RB
(AGM), 4.00%, 11/15/39	1,000	995,353
(AGM), 4.00%, 11/15/40	1,000	984,188

		6,842,717

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	250	246,848

North Dakota — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series A, 4.00%, 01/01/53	230	229,782

Ohio — 1.4%
Ohio State University, RB, Series B-1, VRDN, 2.66%, 12/01/39(a)	500	500,000
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	200	140,854

		640,854

Oregon — 1.4%
Oregon State Facilities Authority, RB, Series A, 5.00%, 06/01/52	125	128,251
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series A, AMT, 4.00%, 07/01/51	535	535,398

		663,649

Pennsylvania — 5.7%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,107,127
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	470	474,631
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,101,751

		2,683,509

Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	200	197,474

Texas — 6.7%
Arlington Higher Education Finance Corp., RB (PSF), 5.00%, 08/15/47	500	529,038

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., RB (continued)
Series A, 5.25%, 08/15/32	$250	$249,913
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,065,729
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Class A, 6.63%, 10/01/43	100	96,532
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(a)	415	456,078
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	747,842

		3,145,132

Utah — 3.6%
University of Utah, RB, Series A, 4.00%, 08/01/43	1,500	1,468,773
Utah Infrastructure Agency, RB, 5.00%, 10/15/32	250	257,968

		1,726,741

Virginia — 2.2%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,040,306

Total Long-Term Investments — 94.7% (Cost: $47,058,866)		44,779,098

	Shares

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.80%(d)(e)	1,857,565	1,857,379

Total Short-Term Securities — 3.9% (Cost: $1,857,369)		1,857,379

Total Investments — 98.6% (Cost: $48,916,235)		46,636,477

Other Assets Less Liabilities — 1.4%		642,416

Net Assets — 100.0%		$47,278,893

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Impact Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,983,841	$—	$(125,971	)(a)	$(299)	$(192)	$1,857,379	1,857,565	$21,473	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	23	06/21/23	$2,568	$3,418
U.S. Long Bond	35	06/21/23	4,390	48,495
5-Year U.S. Treasury Note	11	06/30/23	1,178	2,052

				$53,965

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$44,706,074	$73,024	$44,779,098
Short-Term Securities
Money Market Funds	1,857,379	—	—	1,857,379

	$1,857,379	$44,706,074	$73,024	$46,636,477

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$53,965	$—	$—	$53,965

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Assurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	4